LOAN PAYABLE - RELATED PARTY (Details Narrative) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Success Holdings Group Corp USA [Member]
Loan - related party	$ 146,088
Steve Andrew Chen [Member]
Loan - related party	$ 69,872	$ 170,475	$ 143,325